Leases - Disclosure of Movement of Lease Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Leases [Line Items]
Lease liabilities at beginning of period	SFr 6,039	SFr 7,218
Additions / new leases	0	0
Remeasurements	0	0
Recognition of interest on lease liabilities	43	53	SFr 24
Payments	(1,232)	(1,232)	(1,275)
Lease liabilities at end of period	4,850	6,039	7,218
Current	1,198	1,189
Non-current	3,652	4,850
Lease liabilities	SFr 4,850	SFr 6,039	SFr 7,218